Washington, D.C.  20549
			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

	Pre-Effective Amendment No.  _____                       [ ]

	Post-Effective Amendment No. 12     File No. 33-17762    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                      [X]

	Amendment No. 13                    File No. 811-5386    [X]

BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri  64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)471-5200

Larry D. Armel, President, BABSON-STEWART IVORY INTERNATIONAL
FUND, INC. 2440 Pershing Road, G-15, Kansas City, Missouri  64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering October 31, 1995

It is proposed that this filing become effective:

  X   on October 31, 1995 pursuant to paragraph (b) of rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996, by August 30, 1996

Please address inquiries        and carbon copy of all
and communications to:          communications to:
  John G. Dyer, Esq.              Mark H. Plafker, Esq.
  Babson-Stewart Ivory            Stradley, Ronon, Stevens & Young
  International Fund, Inc.        2600 One Commerce Square
  2440 Pershing Road, G-15        Philadelphia, PA  19103-7098
  Kansas City, MO  64108                 Telephone: (215) 564-8024
  Telephone: (816) 471-5200

CROSS REFERENCE SHEET

Form N-1A Item Number                Location in Prospectus

Item 1.  Cover Page  . . . . . . . . . . . Cover Page

Item 2.  Synopsis  . . . . . . . . . . . . Not Applicable

Item 3.  Condensed Financial Information . Per Share Capital and
					   Income Changes

Item 4.  General Description of  . . . . . Investment Objective
	    Registrant                     and Portfolio
					   Management Policy

Item 5.  Management of the Fund  . . . . . Officers & Directors;
					   Management and
					   Investment Counsel

Item 6.  Capital Stock and Other . . . . . How to Purchase
	 Securities                        Shares; How to Redeem
					   Shares; How Share
					   Price is Determined;
					   General Information
					   and History;
					   Dividends,
					   Distributions and
					   their Taxation

Item 7.  Purchase of Securities  . . . . . Cover Page; How to
	    being Offered                  Purchase Shares;
					   Shareholder Services

Item 8.  Redemption or Repurchase  . . . . How to Redeem Shares

Item 9.  Pending Legal Proceedings . . . . Not Applicable

					   Location in Statement
					   of Additional
Form N-1A Item Number                      Information

Item 10.  Cover Page . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . Cover Page

Item 12.  General Information and  . . . . General Information
	History                            and History

Item 13.  Investment Objectives and  . . . Investment Objectives
	  Policies                         and Policies;
					   Investment
					   Restrictions

Item 14.  Management of the Fund  . . . . . Officers and
					    Directors; Management
					    and Investment
					    Counsel

Item 15.  Control Persons and Principal . . Holders of
					    Securities;
					    Management and
					    Investment
					    Counsel; Officers and
					    Directors

Item 16.  Investment Advisory and . . . . . Management and
	  other Services                    Investment Counsel

Item 17.  Brokerage Allocation  . . . . . . Portfolio
					    Transactions

Item 18.  Capital Stock and Other . . . . . General Information;
		Securities                  Financial Statements

Item 19.  Purchase, Redemption and  . . . . How Share Purchases
	  Pricing of Securities Being       are Handled;
	  Offered                           Redemption of Shares;
					    Financial Statements

Item 20.  Tax Status  . . . . . . . . . . . Dividends,
					    Distributions and
					    their Taxation

Item 21.  Underwriters  . . . . . . . . . . How the Fund's Shares
					    are Distributed

Item 22.  Calculation of Yield Quotations . Performance Measures
		of Money Market Fund

Item 23.  Financial Statement . . . . . . . Financial Statements

PROSPECTUS

October 31, 1995

BABSON-STEWART IVORY
INTERNATIONAL FUND, INC.

Managed and Distributed By:
JONES & BABSON, INC.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Toll-Free 1-800-4-BABSON
(1-800-422-2766)
In the Kansas City area 471-5200


Investment Counsel:
BABSON-STEWART IVORY INTERNATIONAL
Cambridge, Massachusetts

INVESTMENT OBJECTIVE

A no-load diversified mutual fund that seeks a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. (See "Investment Objective and Portfolio Management Policy" on page 4 of the prospectus.) There is no guarantee that the Fund's objective will be achieved. (For a discussion of special risk considerations see page 5 of this prospectus.)

PURCHASE INFORMATION
Minimum Investment
Initial Purchase    $    2,500
Initial IRA and Uniform Transfers (Gifts)
to Minors Purchases      $    250
Subsequent Purchase:
By Mail   $    100
By Telephone or Wire     $    1,000
All Automatic Purchases  $    100

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone numbers indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Fund may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESEN-TATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Fund Expenses       2
Financial Highlights          3
Investment Objective and
Portfolio Management Policy        4
Special Risk Considerations        5
Investment Restrictions       6
Performance Measures          6
How to Purchase Shares        7
Initial Investments      7
Investments Subsequent to Initial Investment      8
Telephone Investment Service       8
Automatic Monthly Investment Plan       8
How to Redeem Shares          8
Systematic Redemption Plan         10
How to Exchange Shares Between
Babson Funds        10
How Share Price is Determined      11
Officers and Directors        11
Management and Investment Counsel       11
Custodian      13
General Information and History         13
Dividends, Distributions and Their Taxation       13
Shareholder Services          14
Shareholder Inquiries         15

BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
FUND EXPENSES

     Shareholder Transaction Expenses
	  Maximum sales load imposed on purchases      None
	  Maximum sales load imposed on reinvested dividends
None
	  Deferred sales load      None
	  Redemption fee      None
	  Exchange fee        None
     Annual Fund Operation Expenses
     (as a percentage of average net assets)
	  Management fees          .95%
	  12b-1 fees          None
	  Other expenses      .35%
	  Total Fund operating expenses      1.30%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

     1 Year    3 Year    5 Year    10 Year
     $13  $41  $71  $156

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of the Fund will bear directly or indirectly. The expenses set forth above are for the fiscal year ended June 30, 1995. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS


The following financial highlights for the seven fiscal years ended June 30, 1995 and the period from inception (December 7, 1987) to June 30, 1988, have been derived from audited financial statements of Babson-Stewart Ivory International Fund, Inc. Such information should be read in conjunction with the financial statements of the Fund and the report of Arthur Andersen LLP, independent public accountants, appearing in the June 30, 1995 annual report to shareholders which is incorporated by reference in this prospectus. The information for the periods ended June 30, 1990 and prior is not covered by the report of Arthur Andersen LLP.

		       1995  1994   1993   1992   1991   1990   1989   1988
Net asset value,
beginning of year    $16.41 $13.97 $13.68 $11.65 $13.18 $10.77 $ 9.65 $10.00
Income from
investment
operations:
Net investment
income (loss)          0.16   0.05   0.11   0.13   0.13   0.05   0.06  (0.09)
Net gains or losses
on securities and
foreign currency
transactions (both
realized and
unrealized)            0.23   3.01   0.30   2.03  (1.39)  2.46   1.41  (0.26)
Total from Investment
Operations             0.39   3.06   0.41   2.16  (1.26)  2.51   1.47  (0.35)

Less distributions:
Dividends from net
investment income     (0.17) (0.04) (0.09) (0.13) (0.12) (0.04) (0.05)    --
Distributions from
capital gains         (0.67) (0.58) (0.03)   --*  (0.15) (0.06) (0.30)    --
Total Distributions   (0.84) (0.62) (0.12) (0.13) (0.27) (0.10) (0.35)    --
Net asset value,
end of year          $15.96 $16.41 $13.97 $13.68 $11.65 $13.18 $10.77 $ 9.65

Total Return             3%    22%     3%    19%  (10)%    23%    15%   (4)%

Ratios/Supplemental
Data
Net assets, end
of year (in
millions)            $   65 $   47 $   32 $   18 $   12 $   11 $    4 $    2
Ratio of expenses
to average net
assets                1.30%  1.32%  1.57%  1.58%  1.75%  1.75%  2.68%   4.77%
Ratio of net
investment income
(loss) to average
net assets            1.13%  0.34%  0.88%  1.16%  1.10%  0.36%  0.62% (2.41)%
Portfolio turnover
rate                    37%    60%    49%    44%    52%    42%    40%     18%

  *Capital gain distribution of .0003 not significant for per share table.

**Ratios for this initial period of operations are annualized.


INVESTMENT OBJECTIVE AND
PORTFOLIO MANAGEMENT POLICY

Babson-Stewart Ivory International Fund is a no-load open-end, diversified management investment company, commonly known as a mutual fund. The Fund seeks a favorable total return (from market appreciation and income) by investing primarily in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies whose primary business is carried on outside the United States. The Fund will use the portfolio management policies described below to generate a favorable total return consisting of interest, dividend and other current income and appreciation in the value of the Fund's portfolio securities by investing in equity securities which offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the location of the company's assets, personnel, sales and earnings, to determine whether a company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. There is no guarantee that the Fund's objective will be achieved. Investments in international securities markets involve risks in addition to those risks associated with investments in the United States (See "Special Risk Considerations.") Therefore, the Fund should be considered only as a means for international diversification and not as a complete investment program. The Fund is designed for long-term investors who are able to accept the risks of international investing. The Fund's investment objective and policy as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages. Because the securities in which the Fund invests trade primarily in foreign markets, any rise or fall of the U.S. dollar in relation to foreign currencies will affect their U.S. dollar value and thereby will affect the investment performance of the Fund. A change in the value of any foreign currency relative to the dollar will result in a corresponding change in the dollar value of Fund assets denominated or traded in that currency.

The Fund primarily invests in equity securities of seasoned companies which are listed on foreign stock exchanges and which the investment counsel considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies which, in the opinion of the investment counsel, are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the investment counsel believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and may have speculative characteristics. From time to time the Fund may purchase American Depository Receipts ("ADR's"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDR's") and International Depository Receipts ("IDR's"), in bearer form, which are designed for use in European and other securities markets. The Fund may invest in securities which are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.
In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not less than three foreign countries. Generally, the Fund does not intend to invest more than 35% of its total assets in any one particular country. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

From time to time, the Fund may invest in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal circumstances the Fund will invest at least 65% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit, meeting the quality ratings set forth under the heading "Investment Objectives and Policies" in the "Statement of Additional Information," as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.


Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of repurchase agreements is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be temporarily impaired, and it subsequently might incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation. There is also the risk that the Fund may be delayed or prevented from exercising its rights to dispose of the collateral.
For the three years ended June 30, 1995, the total dollar amount of brokerage commissions paid by the Fund and the annual portfolio turnover rates were as follows:

	       Portfolio
     Fiscal    Brokerage Turnover
     Year Commissions    Rate
     1993 $    91,419    49%
     1994 $    143,423   60%
     1995 $    175,425   37%


SPECIAL RISK CONSIDERATIONS

Investing in foreign securities involves special risk considerations including those described herein which are not normally associated with investing in United States securities. These considerations include: changes in currency rates; exchange control regulations; costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars); availability of less financial information than comparable United States companies; lack of uniform accounting, auditing and financial reporting requirements; less liquidity and more volatility than securities listed on the New York Stock Exchange due to substantially lower trading volume; possibly lower sales prices in the event of forced liquidation of securities in order to meet unanticipated cash requirements; fixed commissions on foreign stock exchanges which are generally higher than negotiated commissions on United States exchanges, in addition to less supervision and regulation of such exchanges; additional custodial costs associated with maintaining foreign portfolio securities; and the possibility of expropriation of assets; confiscatory taxation; imposition of withholding of taxes prior to payment of dividends or other distributions; political or social instability; or diplomatic developments which could affect United States investments in those countries. The Fund may invest in countries which are known to experience delays in settlements. Under such circumstances, the Fund pays for securities on the settlement date, even though physical delivery of the securities to the Fund's custodian will occur at a later date. The delay in settlement could result in losses to the Fund when it is unable to sell portfolio securities because the securities have not been delivered to the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objective and Portfolio Management Policy," the Fund is subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or
(2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any one issuer, excluding obligations of the U.S. government, if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments; and provided further that any borrowings shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions are set forth in the "Statement of Additional Information."

PERFORMANCE MEASURES

From time to time, the Fund may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.

Total Return

The Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.
Performance Comparisons

In advertisements or in reports to shareholders, the Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange, the Morgan Stanley EAFE Index, an index of companies located in Europe, Australia and the Far East, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Fund is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stangers's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United MutualFund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc., Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City, MO 64108. For information call toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.
You do not pay a sales commission when you buy shares of the Fund. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with the Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received by the Fund. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments _ By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($2,500 minimum unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act in which case the minimum initial purchase is $250) payable to UMB Bank, n.a. Mail your application and check to:

Babson-Stewart Ivory International Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, Missouri 64108

Initial investments _ By wire. You may purchase shares of the Fund by wiring the purchase price ($2,500 minimum) through the Federal Reserve Bank to UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free
1-800-4-BABSON (1-800-422-2766), or in the Kansas City area 471-5200 and provide it with the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
/CTR/BNF=State Street Bank & Trust,
Babson-Stewart Ivory International
     Fund, Inc./AC=987015-6105
OBI=(assigned Fund number and name
     in which registered).

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT
TO INITIAL INVESTMENT

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $1,000 or more if purchases are made by wire or telephone. Automatic monthly investments must be in amounts of $100 or more.

Checks should be mailed to the Fund at its address, but make them payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Babson Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY INVESTMENT PLAN

You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES

The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with the Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of the Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

     (1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

     (2) any outstanding stock certificates representing shares to be redeemed;

     (3)  signature guarantees as required; and
	  (See Signature Guarantees.)

     (4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the Fund at Three Crown Center, 2440 Pershing Road, Suite G-15, Kansas City, Missouri 64108. The Fund will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

The Fund will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the fifth day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems. Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail or changes in share registration except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible Guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include:
(1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.
Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal five-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholders may incur brokerage costs when converting into cash. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized the Fund to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met.

Further, the Fund reserves the right to redeem its shares in kind under certain circumstances. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs when converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the prospectus, and such valuation will be made as of the same time the redemption price is determined. Additional details are set forth in the "Statement of Additional Information."

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.
Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan to redeem all of your remaining shares at any time. Withdrawal payments will continue until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES
 BETWEEN BABSON FUNDS

Shareholders may exchange their Fund shares, which have been held in open account for 30 days or more, and for which good payment has been received, for identically registered shares of any other Fund in the Babson Fund Group which is legally registered for sale in the state of residence of the investor, except Babson Enterprise Fund, Inc., provided that the minimum amount exchanged has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged. Effective at the close of business on January 31, 1992, the Directors of the Babson Enterprise Fund, Inc. took action to limit the offering of that Fund's shares. Babson Enterprise Fund, Inc. will not accept any new accounts, including IRAs and other retirement plans, until further notice, nor will Babson Enterprise Fund accept transfers from shareholders of other Babson Funds, who were not shareholders of record of Babson Enterprise Fund at the close of business on January 31, 1992. Investors may want to consider purchasing shares in Babson Enterprise Fund II, Inc. as an alternative.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time or without prior notice under any circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account, the number of shares or dollar amount to be redeemed for exchange, and the Babson Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another Fund or Portfolio in the Babson Fund Group, you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson, Inc. Any such exchange will be based on the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which the Fund is not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of the Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business.

The per share calculation is made by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on a U.S. Exchange is valued at its last sale price on the exchange on the date as of which assets are valued. Securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors. For the purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the exchange rate in London last quoted by a major bank. If such quotations are not available as of 4:00 p.m. (Eastern time), the rate of exchange will be determined in accordance with policies established in good faith by the Board of Directors.

OFFICERS AND DIRECTORS

The officers of the Fund manage its day-to-day operations. The Fund's manager and its officers are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGEMENT AND INVESTMENT COUNSEL

Jones & Babson, Inc. was founded in 1960. It organized the Fund in 1987, and acts as its manager and principal underwriter.
Pursuant to the current Management Agreement, Jones & Babson,
Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses, and therefore payable by the Fund, are fees for pricing services, custodian fees, taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the Securities and Exchange Commission and the Securities Departments of the various States, brokerage costs, dues, and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Fund, its officers or directors may be subject or a party thereto.


As a part of the Management Agreement, Jones & Babson, Inc. employs at its own expense Babson-Stewart Ivory International, a partnership formed in 1987 by David L. Babson & Co. of Cambridge, Massachusetts and Stewart Ivory & Company (International) Ltd., a wholly owned subsidiary of Stewart Ivory (Holdings), Ltd., of Edinburgh, Scotland, as its investment counsel to assist in the investment advisory function. David L. Babson & Co. Inc. is an investment counseling firm founded in 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. Stewart Ivory & Company (International) Ltd. and its predecessor organizations have been managing investments internationally from Edinburgh since 1873, when the first Scottish investment trust, The Scottish American Investment Company, PLC, was formed. It remains a client of the present day Stewart Ivory & Company Ltd. The partnership, Babson-Stewart Ivory International, has an experienced investment management staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of its services is included in the fee of Jones & Babson, Inc. The Management Agreement limits the liability of the Manager and its investment counsel, as well as their officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties. John G.L. Wright has been the portfolio manager of Babson-Stewart Ivory International Fund since its inception in 1988. He joined Stewart Fund Managers (which became Stewart-Ivory) in 1971 and has 27 years of international investment management experience.
As compensation for the services provided by Jones & Babson, Inc., the Fund pays Jones & Babson, Inc. a fee at the annual rate of 95/100 of one percent (.95%) of its average daily net assets. The annual fee charged by Jones & Babson, Inc. is higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund. Yet, it compares favorably with these other advisers when all expenses to Fund shareholders are taken into account. The fee, from which Jones & Babson, Inc. pays Babson-Stewart Ivory International a fee of 475/1000 of one percent (.475%) of average daily total net assets, is computed daily and paid semimonthly. The total expenses of the Fund for the fiscal year ended June 30, 1995, amounted to 130/100 of one percent (1.30%) of the average net assets. The cost of the services of Babson-Stewart Ivory International is included in the fee of Jones & Babson, Inc. Certain officers and directors of the Fund are also officers or directors or both of other Babson Funds, Jones & Babson, Inc., David L. Babson & Co. Inc., Babson-Stewart Ivory International or Stewart Ivory (Holdings) Ltd. or its subsidiaries.


Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Com-pany of America. Mediobanca is a 5% owner of Generali.

David L. Babson & Co. Inc. is a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson & Co. Inc., under the Investment Company Act of 1940.


Stewart Ivory (Holdings) Ltd. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management.
The current Management Agreement between the Fund and Jones & Babson, Inc., which includes the Investment Counsel Agreement between Jones & Babson, Inc. and Babson-Stewart Ivory International, will continue in effect until October 31, 1996, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund or by a vote of the majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Each Agreement provides that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.


CUSTODIAN

State Street Bank and Trust Company of Boston, Mass-achusetts is the custodian of the assets of the Fund. The names of the sub-custodians for foreign securities and a description of how they were selected are set forth under the heading
"Custodian" in the "Statement of Additional Information."

GENERAL INFORMATION AND HISTORY

The Fund, incorporated in Maryland on October 2, 1987, and has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.
Non-cumulative voting _ These shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Fund has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

The Fund may use "Babson-Stewart Ivory" in its name so long as Babson-Stewart Ivory International, or an affiliate thereof, acts as its investment counsel. Complete details with respect to the use of the name are set out in the Management Agreement between the Fund and Jones & Babson, Inc.
This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

The Fund pays dividends from net investment income, usually in June. Any capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend in June. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

The Fund has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that the Fund will not be subject to Federal income tax to the extent that it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Fund from net investment income will be taxable to shareholders as ordinary income, and may generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount of the dividend income which qualifies for such treatment.

Whether paid in cash or additional shares of the Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Fund. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.
The Fund intends to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, the Fund expects to distribute during each calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior fiscal year. Dividends declared in December will be deemed to have been paid by the Fund and received by shareholders on the record date so long as the dividends are actually paid before February 1 of the following year.
To comply with IRS regulations, the Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. Foreign Income Taxes. The investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. The Fund intends to operate so as to qualify for treaty-reduced rates of tax where applicable. A full description of foreign income taxes is contained in the "Statement of Additional Information" under the heading "Foreign Income Taxes."

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN
TAX ADVISERS WITH RESPECT TO  THE TAX CONSEQUENCES TO THEM OF AN
INVESTMENT IN THE FUND.

SHAREHOLDER SERVICES

The Fund and its manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:
Automatic Monthly Investment _ You may elect to make monthly investments in a constant dollar amount from your checking account ($100 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment _ Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments _ You may make investments of $1,000 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. See "Telephone Investment Service."

Automatic Exchange _ You may exchange shares from your account ($100 minimum) in any of the Babson Funds to an identically registered account in any other fund in the Babson Group except Babson Enterprise Fund, Inc. according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership _ A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.
Systematic Redemption Plan _ Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting _ Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Fund's manager, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Fund and its manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans _ Jones & Babson, Inc. offers a defined contribution prototype plan _ The Universal Retirement Plan _ which is suitable for all who are self-employed, including sole proprietors, partnerships, and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts _ Also available is an Individual Retirement Account (IRA). The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($2,250 if a spousal IRA is established), some or all of which may be deductible. Consult your tax adviser concerning the amount of the tax deduction, if any.

Simplified Employee Pensions (SEPs) _ The Jones & Babson IRA may be used with IRS Form 5305-SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Fund, 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area
471-5200.

Shareholders may address written inquiries to the Fund at:

Babson-Stewart Ivory
International Fund, Inc.
Three Crown Center
2440 Pershing Road, Suite G-15
Kansas City, MO 64108

AUDITORS
ARTHUR ANDERSEN LLP
Kansas City, Missouri

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG
Philadelphia, Pennsylvania
JOHN G. DYER
Kansas City, Missouri

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts

TRANSFER AGENT
JONES & BABSON, INC.
Kansas City, Missouri

PART B

BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


October 31, 1995

This Statement is not a Prospectus but should be read in conjunction with the Fund's current Prospectus dated October 31, 1995. To obtain the Prospectus please call the Fund toll-free 1-800-4-BABSON
(1-800-422-2766), or in the Kansas City area 471-5200.


TABLE OF CONTENTS

	   PAGE

Investment Objective and Policies
Portfolio Transactions
Investment Restrictions
Performance Measures
How the Fund's Shares Are Distributed
How Share Purchases Are Handled
Redemption of Shares
Signature Guarantees
Dividends, Distributions and Their Taxation
Management and Investment Counsel
How Share Price is Determined
Officers and Directors
Custodian
Independent Public Accountants
Other Jones & Babson Funds
Financial Statements





INVESTMENT OBJECTIVES AND
POLICIES

The following policies supplement the
Fund's investment objective and policies set forth in the Prospectus.

Although Babson-Stewart Ivory
International Fund intends to invest its assets primarily in equity securities, for liquidity purposes, or if, in the judgment of the Investment Counsel, extremely abnormal conditions persist in the markets for such securities, management retains the authority to adopt a temporary defensive posture by investing in short-term debt securities, including securities of the U.S.
government, its agencies, authorities or instrumentalities (such as U.S. treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities which are backed by the full faith and credit of the U.S. treasury or which are supported by the right of the issuer to borrow from the U.S.
government), high quality commercial
paper, bankers' acceptances and
repurchase agreements with banks and
brokers for U.S. government securities.
Any repurchase agreements entered into
by the Fund will be fully collateralized and marked-to-market daily.

Foreign Investments.  Investors should
recognize that investing in foreign
companies involves certain special
considerations which are not typically
associated with investing in U.S.
Companies.  Since the stocks of foreign
companies are frequently denominated in
foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.
The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally
subject to uniform accounting, auditing
and financial reporting standards and
practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S.
investments in those countries.

Although the Fund will endeavor to
achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S.
Exchanges. In addition, it is expected that the expenses of custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy
withholding taxes against dividend and
interest income.  Although in some
countries a portion of these taxes are
recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Fund's portfolio.

Repurchase Agreements.  The Fund
may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date
(normally, the next business day).  A
repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreements and are held by the Fund's custodian bank until repurchased. In addition, the Fund's
Board of Directors will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment counsel of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. No more than an aggregate of 10% of the Fund's assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements
involves certain risks. For example, if the other party to the agreement defaults on its obligations to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. If the seller becomes insolvent and subject to liquidation or reorganization under the applicable bankruptcy or other laws, a bankruptcy court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

Foreign Currency Transactions.  The
value of the assets of the Fund as
measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign
currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign
currency exchange contracts only under
two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Investment Counsel
believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.
The precise matching of the forward
contract amounts and the value of the
securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Investment
Counsel does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The
Investment Counsel believes that it is
important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. Under normal circumstances, the Fund expects that any appreciation (depreciation) on such forward exchange contracts will be approximately offset by the depreciation
(appreciation) in translation of the
underlying foreign investment arising from fluctuations in foreign currency exchange rates.

The Fund will recognize the unrealized
appreciation or depreciation from the
fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

PORTFOLIO TRANSACTIONS

Fund transactions will be placed with a
view to receiving the best price and
execution.  The Fund does not intend to
solicit competitive bids on each
transaction. The Investment Counsel will monitor the performance of brokers which effect transactions for the Fund to check the rates of commission being paid by the Fund to brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Investment Counsel with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services and the Investment Counsel may knowingly pay commissions to such brokers that may be higher than another broker might charge, if in good faith the Investment Counsel determines that the commissions paid are reasonable in relation to the brokerage and research services provided.
Although commissions paid on
brokerage transactions executed on United
States exchanges are currently on a
negotiated basis, commissions on
transactions executed on foreign
exchanges are generally on a fixed basis.
The Investment Counsel endeavors to
obtain the rate of such commission in good faith so as to achieve, in its judgment, the most favorable result available to the Fund under the circumstances of each transaction.

When it appears to be in the best interest of its shareholders, the Fund may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding.
Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

INVESTMENT RESTRICTIONS

In addition to the investment objective
and portfolio management policies set
forth in the Prospectus under the caption
"Investment Objective and Portfolio
Management Policy," the following
restrictions also may not be changed
without approval of the "holders of a
majority of the outstanding shares" of the Fund.

The Fund will not:  (1) purchase the
securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;
(5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except shares of closed-end investment companies, purchased in the open market at ordinary broker's
commission, but not in excess of 5% of the Fund's assets, or investment company shares acquired pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers
(other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or
(15) issue senior securities except for
those investment procedures permissible
under the Fund's other restrictions.

Although not fundamental policies
subject to shareholder vote, the Fund may not engage in any of the following activities:

1.      Invest directly in oil, gas, or other
mineral exploration or development
programs;

2.      Invest more than 5% of its total assets
in securities which are restricted as to future sale;

3.      Invest more than 5% of its total assets
in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and

4.      Purchase warrants, valued at the
lower of cost or market, in excess of 5% of the value of the Fund's net assets.
Included within that amount, but not to
exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock
Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

PERFORMANCE MEASURES

Total Return

The Fund's "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange
Commission.  The formula can be
expressed as follows:

P(1+T)N =       ERV

Where:  P        =      a hypothetical initial
payment of $1000

	T        =      average annual total return

	n       =       number of years

ERV     =       Ending Redeemable Value
of a hypothetical $1000
payment made at the
beginning of the 1, 5, or 10
years (or other) periods at
the end of the 1, 5, or 10
years (or other) periods (or
fractional portions thereof);


The table below shows the average total
return for the Fund for the specified
periods.

For the one year        7/1/94-6/30/95
	 2.54%

For the five years      7/1/90-6/30/95
	 6.68%

From commencement
of operations to 6/30/95*       8.83%


__________________________________
_______
*       The Fund commenced operation on
	December 7, 1987.

For a number of years, rates of return in several international markets have been as good as, or better than those from U.S.
stocks.  Although past performance does
not indicate future results, several markets in other countries have out-performed the U.S. market in past years. From time to time, tables like the one below may be used to illustrate the performance of various national equity markets relative to that of the United States.


World Stock Market Values
June 30, 1995

(BAR CHART)


Source:  Morgan Stanley Capital
International


Average Annual Total Returns
1985 - 1994
(In U.S. Dollars)

(PIE CHART)

Source:  UBS Phillips & Drew


Weights in MSCI World Market
Capitalization Index June 30, 1995

Weight
as
percentag
e
of Index

Austria 0.2
Belgium 0.7
Denmark 0.5
Finland 0.4
France  3.6
Germany 4.1
Italy   1.3
Netherlands     2.3
Norway  0.3
Spain   1.0
Sweden  1.1
Switzerland     3.2
United Kingdom  9.7
Australia       1.5
Hong Kong       1.8
Japan   23.7
New Zealand     0.2
Singapore/Malaysia      2.1
Canada  2.3
USA     39.8
S/African Gold Mines    0.2
	______
	100.0

Source: Morgan Stanley Capital
International



HOW THE FUND'S SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the
Fund, agrees to supply its best efforts as sole distributor of the Fund's shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive
any fee or other compensation under the
distribution agreement which continues in effect until October 31, 1996 and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Fund's
Board of Directors, including a majority of those Directors who are not parties to such agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.


Jones & Babson, Inc., also acts as sole
distributor of the shares of David L.
Babson Growth Fund, Inc., D.L. Babson
Bond Trust, D.L. Babson Money Market
Fund, Inc., D.L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Shadow Stock Fund,
Inc., Scout Stock Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc. and Buffalo
USA Global Fund, Inc.

HOW SHARE PURCHASES ARE
HANDLED

Each order accepted will be fully
invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-
to-date statement which provides the
details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.
A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase
are held by the Fund in open account,
thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, State
Street Bank and Trust Company of
Boston, Massachusetts.

If an order to purchase shares must be
canceled due to non-payment, the
purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Fund reserves the right in its sole
discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Fund also reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.

REDEMPTION OF SHARES

The right of redemption may be
suspended, or the date of payment
postponed beyond the normal five-day
period by the Fund's Board of Directors
under the following conditions authorized by the Investment Company Act of 1940:
(1) for any period (a) during which the
New York Stock Exchange is closed,
other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted;
(2) for any period during which an
emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets;
or (3) for such other periods as the
Securities and Exchange Commission may
by order permit for the protection of the Fund's shareholders.

The Fund has elected to be governed by
Rule 18f-1 under the Investment Company
Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How
Share Price is Determined" in the
Prospectus, and such valuation will be
made as of the same time the redemption
price is determined.

SIGNATURE GUARANTEES

Signature guarantees normally reduce
the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss.
Signature guarantees are required in
connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear
together with the signature(s) of the
registered owner(s), on:

(1)     a written request for redemption,

(2)     a separate instrument of assignment,
which should specify the total
number of shares to be redeemed
(this "stock power" may be obtained
from the Fund or from most banks or
stock brokers), or

(3)  all stock certificates tendered for
redemption.

DIVIDENDS, DISTRIBUTIONS AND
THEIR TAXATION

Whether taken in cash or reinvested,
normally distributions are taxable to the shareholder during the current year unless the shareholder has a tax-exempt or tax-deferred status. Long-term capital gains distributions are taxable as long-term capital gains to the shareholder regardless of the length of time the shareholder has owned the Fund shares on which they were paid. Information concerning the source and taxability of distributions will be supplied shareholders at the time the annual summary of account is provided each January.

Any dividend or capital gains distribution reduces the net asset value per share by the per share amount of such distribution.
With respect to shares purchased just
before payment of a distribution, such
distributions are in effect a return of
capital but are taxable as income or capital gain to the shareholder unless the shareholder is otherwise exempt from taxes.

Foreign Income Taxes.  Investment
income received by the Fund from sources within foreign countries such as non-
United States companies may be subject to foreign income taxes withheld at the source. Many foreign countries have tax treaties with the U.S. entitling the Fund to a reduced rate of or exemption from tax on such income. The effective rate of foreign tax cannot be determined in advance since the size of the Fund's investment within each of the foreign countries would not be known in advance.
Nevertheless, it is the Fund's intention to operate in a manner qualifying for treaty-reduced rates of tax where applicable.

If, as expected, more than 50% of the
value of the Fund's total assets at the end of its fiscal year is represented by foreign securities, the Fund may file an election with the Internal Revenue Service under
Section 853 of the Internal Revenue Code to "pass through" pro rata to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Under this election, shareholders will be required to:
(a) Include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (b) treat their pro rata share of foreign taxes as paid by them; and (c) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as foreign tax credit against U.S. income taxes (but not both).
No deduction for foreign taxes may be
claimed by a shareholder who does not
itemize deductions.

Each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share of (a) the foreign taxes paid, and (b) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the code, will not be able to claim a deduction, tax credit, or refund of foreign tax credits passed through.



MANAGEMENT AND
INVESTMENT COUNSEL

As a part of the Management
Agreement, Jones & Babson, Inc. employs
at its own expense Babson-Stewart Ivory
International, a partnership formed in 1987 by David L. Babson & Co. Inc. and
Stewart Ivory & Company Ltd., as its
investment counsel.  David L. Babson &
Co. Inc. was founded in 1940 as a private investment research and counseling organization. On June 30, 1995, David L.
Babson & Co. Inc. became a
wholly-owned subsidiary of Massachusetts
Mutual Life Insurance Company.  David
L. Babson & Co. Inc. participates with
Jones & Babson, Inc. in the management
of nine Babson no-load mutual funds.

Stewart Ivory & Company Ltd. and its
predecessor organizations have been
managing investments internationally since
1873. David L. Babson & Co. Inc. has an experienced investment analysis and research staff which eliminates the need for Jones & Babson, Inc. and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The costs of the services of Babson-Stewart Ivory
International are included in the services of Jones & Babson, Inc.

As compensation for its services, the
Fund pays Jones & Babson, Inc. a fee at
the annual rate of 95/100 of 1% (.95%) of its average daily net assets. The fee, from which Jones & Babson, Inc. pays Babson-
Stewart Ivory International a fee of
475/1000 of 1% (.475%) of average daily
total net assets, is computed daily and paid semimonthly.


The aggregate management fees paid to
Jones & Babson, Inc. during the most
recent fiscal year ended June 30, 1995,
from which Jones & Babson, Inc. paid all the Fund's expenses except those payable directly by the Fund was $539,823. The annual fee charged by Jones & Babson, Inc. covers all normal operating costs of the Fund.

The cost of the services of Babson-
Stewart Ivory International is included in the services of Jones & Babson, Inc.
During the most recent fiscal year ended
June 30, 1995 Jones & Babson, Inc. paid
Babson-Stewart Ivory International fees
amounting to $269,912.


HOW SHARE PRICE IS
DETERMINED

The net asset value per share of the Fund
portfolio is computed once daily, Monday
through Friday, at the specific time during
the day that the Board of Directors of the
Fund sets at least annually, except for days
on which changes in the value of the
Fund's portfolio securities will not
materially affect the net asset value, or
days during which no security is tendered
 64108

Giorgio Balzer          Director                        None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

J. William Sayler       Director                        None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Edward S. Ritter        Director                        None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Robert N. Sawyer        Director                        None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Vernon W. Voorhees      Director                        None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

P. Bradley Adams        Vice President           Vice President
Three Crown Center  and Treasurer                and Treasurer
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Michael A Brummel       Vice President           Vice President
Three Crown Center
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Ruth Evans              Vice President           Vice President
Three Crown Center
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

Martin A. Cramer        Vice President           Vice President
Three Crown Center      and Secretary            and Secretary
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

	(c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORD.

	  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

	  All management services are covered in the management agreement between the Registrant and Jones & Babson, Inc., which is discussed in Parts A and B.

Item 32.  UNDERTAKINGS.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 26th day of October, 1995.

			   BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
     ____________________________________________
					     (Registrant)

				  By  Larry D. Armel
				     (Larry D. Armel, President)

	Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Arme           President, Principal            October 26, 1995
Larry D. Armel          Executive Officer, and Director

Stephen W. Harris       Director                        October 26, 1995
Stephen W. Harris*

James T. Jensen         Director                        October 26, 1995
James T. Jensen*

Richard J. Phelps       Director                        October 26, 1995
Richard J. Phelps*

William H. Russell      Director                        October 26, 1995
William H. Russell*

P. Bradley Adams        Assistant Treasurer and         October 26, 1995
P. Bradley Adams        Principal Financial and
			Accounting Officer

			    *Signed pursuant to Power of Attorney

			     By   Larry D. Armel
				  Attorney-in Fact

REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer    Attorney                                October 26, 1995
John G. Dyer


ARTHUR ANDERSEN LLP

CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

As independent public accountants, we hereby consent to the incorporation by reference of our report dated August 4, 1995, included in the Babson-Stewart Ivory International Fund, Inc.'s Annual Report for the year ended June 30, 1995 (and all references to our Firm) included in or made a part of this Post-effective Amendment No. 12 to the Registration Statement File No. 2-79132 under the Securities Act of 1933 and
Amendment No. 13 to the Registration Statement File No. 811-3558 under the Investment Company Act of 1940 on Form N-1A.

                                           Arthur Andersen LLP

Kansas City, Missouri,
October 25, 1995